UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments:

	Putnam RetirementReady Funds
	The fund's portfolios
	4/30/15 (Unaudited)

	Putnam RetirementReady 2055 Fund	Shares	Value
	Absolute Return Funds (10.2%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	2,665	$27,106
	Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
	Putnam Absolute Return 500 Fund Class Y (AFF)	8,558	98,845
	Putnam Absolute Return 700 Fund Class Y (AFF)	27,026	336,477

	Total Absolute Return Funds (cost $461,739)		$462,428

	Asset Allocation Funds (89.3%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	275,843	3,321,149
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	43,832	725,856

	Total Asset Allocation Funds (cost $3,983,566)		$4,047,005

	Fixed Income Funds (0.5%)*

	Putnam Money Market Fund Class A (AFF)	21,144	$21,144

	Total Fixed Income Funds (cost $21,144)		$21,144

	Total Investments (cost $4,466,449) (a)		$4,530,577

*	Percentages indicated are based on net assets of $4,529,529

	Putnam RetirementReady 2050 Fund	Shares	Value
	Absolute Return Funds (10.6%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	22,332	$227,114
	Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
	Putnam Absolute Return 500 Fund Class Y (AFF)	43,026	496,949
	Putnam Absolute Return 700 Fund Class Y (AFF)	135,888	1,691,804

	Total Absolute Return Funds (cost $2,424,836)		$2,415,867

	Asset Allocation Funds (89.0%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	1,180,897	14,217,996
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	365,148	6,046,847

	Total Asset Allocation Funds (cost $20,175,960)		$20,264,843

	Fixed Income Funds (0.5%)*

	Putnam Money Market Fund Class A (AFF)	103,592	$103,592

	Total Fixed Income Funds (cost $103,592)		$103,592

	Total Investments (cost $22,704,388) (a)		$22,784,302

*	Percentages indicated are based on net assets of $22,778,830

	Putnam RetirementReady 2045 Fund	Shares	Value
	Absolute Return Funds (11.4%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	48,135	$489,529
	Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
	Putnam Absolute Return 500 Fund Class Y (AFF)	51,519	595,044
	Putnam Absolute Return 700 Fund Class Y (AFF)	162,716	2,025,812

	Total Absolute Return Funds (cost $3,125,583)		$3,110,385

	Asset Allocation Funds (88.2%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	1,019,732	12,277,576
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	711,532	11,782,974

	Total Asset Allocation Funds (cost $24,310,265)		$24,060,550

	Fixed Income Funds (0.4%)*

	Putnam Money Market Fund Class A (AFF)	122,701	$122,701

	Total Fixed Income Funds (cost $122,701)		$122,701

	Total Investments (cost $27,558,549) (a)		$27,293,636

*	Percentages indicated are based on net assets of $27,287,379

	Putnam RetirementReady 2040 Fund	Shares	Value
	Absolute Return Funds (13.8%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	158,683	$1,613,804
	Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
	Putnam Absolute Return 500 Fund Class Y (AFF)	143,601	1,658,597
	Putnam Absolute Return 700 Fund Class Y (AFF)	334,741	4,167,530

	Total Absolute Return Funds (cost $7,414,841)		$7,439,931

	Asset Allocation Funds (85.8%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	1,019,348	12,272,952
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	2,053,234	34,001,562

	Total Asset Allocation Funds (cost $45,414,380)		$46,274,514

	Fixed Income Funds (0.4%)*

	Putnam Money Market Fund Class A (AFF)	242,638	$242,638

	Total Fixed Income Funds (cost $242,638)		$242,638

	Total Investments (cost $53,071,859) (a)		$53,957,083

*	Percentages indicated are based on net assets of $53,945,502

	Putnam RetirementReady 2035 Fund	Shares	Value
	Absolute Return Funds (17.9%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	126,189	$1,283,338
	Putnam Absolute Return 300 Fund Class Y (AFF)	44,595	461,555
	Putnam Absolute Return 500 Fund Class Y (AFF)	203,343	2,348,616
	Putnam Absolute Return 700 Fund Class Y (AFF)	409,540	5,098,775

	Total Absolute Return Funds (cost $9,246,376)		$9,192,284

	Asset Allocation Funds (79.7%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	272,318	$4,057,537
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	154,288	1,857,630
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	2,118,472	35,081,897

	Total Asset Allocation Funds (cost $41,461,701)		$40,997,064

	Fixed Income Funds (2.5%)*

	Putnam Money Market Fund Class A (AFF)	1,261,878	$1,261,878

	Total Fixed Income Funds (cost $1,261,878)		$1,261,878

	Total Investments (cost $51,969,955) (a)		$51,451,226

*	Percentages indicated are based on net assets of $51,436,076

	Putnam RetirementReady 2030 Fund	Shares	Value
	Absolute Return Funds (25.6%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	266,018	$2,705,400
	Putnam Absolute Return 300 Fund Class Y (AFF)	276,505	2,861,825
	Putnam Absolute Return 500 Fund Class Y (AFF)	397,412	4,590,118
	Putnam Absolute Return 700 Fund Class Y (AFF)	818,871	10,194,948

	Total Absolute Return Funds (cost $20,421,716)		$20,352,291

	Asset Allocation Funds (71.1%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	1,800,121	$26,821,806
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	1,795,689	29,736,603

	Total Asset Allocation Funds (cost $56,301,843)		$56,558,409

	Fixed Income Funds (3.3%)*

	Putnam Money Market Fund Class A (AFF)	2,662,496	$2,662,496

	Total Fixed Income Funds (cost $2,662,496)		$2,662,496

	Total Investments (cost $79,386,055) (a)		$79,573,196

*	Percentages indicated are based on net assets of $79,555,109

	Putnam RetirementReady 2025 Fund	Shares	Value
	Absolute Return Funds (34.5%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	254,606	$2,589,346
	Putnam Absolute Return 300 Fund Class Y (AFF)	416,564	4,311,440
	Putnam Absolute Return 500 Fund Class Y (AFF)	445,939	5,150,597
	Putnam Absolute Return 700 Fund Class Y (AFF)	624,298	7,772,504

	Total Absolute Return Funds (cost $19,984,353)		$19,823,887

	Asset Allocation Funds (61.1%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	2,013,144	$29,995,843
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	157,005	1,722,350
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	202,559	3,354,383

	Total Asset Allocation Funds (cost $34,536,902)		$35,072,576

	Fixed Income Funds (4.4%)*

	Putnam Money Market Fund Class A (AFF)	2,553,639	$2,553,639

	Total Fixed Income Funds (cost $2,553,639)		$2,553,639

	Total Investments (cost $57,074,894) (a)		$57,450,102

*	Percentages indicated are based on net assets of $57,437,349

	Putnam RetirementReady 2020 Fund	Shares	Value
	Absolute Return Funds (45.2%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	436,259	$4,436,753
	Putnam Absolute Return 300 Fund Class Y (AFF)	856,563	8,865,428
	Putnam Absolute Return 500 Fund Class Y (AFF)	1,165,942	13,466,630
	Putnam Absolute Return 700 Fund Class Y (AFF)	616,360	7,673,680

	Total Absolute Return Funds (cost $34,580,351)		$34,442,491

	Asset Allocation Funds (49.1%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	1,565,945	$23,332,588
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	1,286,792	14,116,104
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	—	—

	Total Asset Allocation Funds (cost $37,355,576)		$37,448,692

	Fixed Income Funds (5.8%)*

	Putnam Money Market Fund Class A (AFF)	4,420,165	$4,420,165

	Total Fixed Income Funds (cost $4,420,165)		$4,420,165

	Total Investments (cost $76,356,092) (a)		$76,311,348

*	Percentages indicated are based on net assets of $76,261,417

	Putnam RetirementReady 2015 Fund	Shares	Value
	Absolute Return Funds (57.4%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	333,290	$3,389,561
	Putnam Absolute Return 300 Fund Class Y (AFF)	743,897	7,699,331
	Putnam Absolute Return 500 Fund Class Y (AFF)	962,493	11,116,791
	Putnam Absolute Return 700 Fund Class Y (AFF)	70,822	881,728

	Total Absolute Return Funds (cost $23,374,781)		$23,087,411

	Asset Allocation Funds (36.7%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	121,953	$1,817,107
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	1,178,209	12,924,953
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	—	—

	Total Asset Allocation Funds (cost $14,855,057)		$14,742,060

	Fixed Income Funds (6.0%)*

	Putnam Money Market Fund Class A (AFF)	2,399,279	$2,399,279

	Total Fixed Income Funds (cost $2,399,279)		$2,399,279

	Total Investments (cost $40,629,117) (a)		$40,228,750

*	Percentages indicated are based on net assets of $40,215,132

	Putnam Retirement Income Fund Lifestyle 1	Shares	Value
	Absolute Return Funds (60.0%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	191,305	$1,945,570
	Putnam Absolute Return 300 Fund Class Y (AFF)	438,160	4,534,954
	Putnam Absolute Return 500 Fund Class Y (AFF)	558,456	6,450,172
	Putnam Absolute Return 700 Fund Class Y (AFF)	—	—

	Total Absolute Return Funds (cost $13,100,677)		$12,930,696

	Asset Allocation Funds (34.1%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	668,642	7,335,002
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	—	—

	Total Asset Allocation Funds (cost $7,322,725)		$7,335,002

	Fixed Income Funds (5.9%)*

	Putnam Money Market Fund Class A (AFF)	1,281,283	$1,281,283

	Total Fixed Income Funds (cost $1,281,283)		$1,281,283

	Total Investments (cost $21,704,685) (a)		$21,546,981

*	Percentages indicated are based on net assets of $21,541,672

Notes to The fund's portfolio

Unless noted otherwise, the notes to the funds' portfolios are for the close of each fund's reporting period, which ran from August 1, 2014 through April 30, 2015 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

(AFF)	Affiliated Company.

(a)	The aggregate identified cost on a tax basis as of the reporting period ended were as follows:

Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/(depreciation)	Cost for federal income tax purposes

Putnam RetirementReady 2055 Fund
$53,725	$(9,635)	$44,090	$4,486,487
Putnam RetirementReady 2050 Fund
290,966	(305,258)	(14,292)	22,798,594
Putnam RetirementReady 2045 Fund
318,895	(667,105)	(348,210)	27,641,846
Putnam RetirementReady 2040 Fund
846,991	(77,775)	769,216	53,187,867
Putnam RetirementReady 2035 Fund
519,649	(1,103,587)	(583,938)	52,035,164
Putnam RetirementReady 2030 Fund
876,759	(708,800)	167,959	79,405,237
Putnam RetirementReady 2025 Fund
776,333	(441,017)	335,316	57,114,786
Putnam RetirementReady 2020 Fund
390,803	(492,608)	(101,805)	76,413,153
Putnam RetirementReady 2015 Fund
49,578	(517,614)	(468,036)	40,696,786
Putnam Retirement Income Fund Lifestyle 1
81,275	(387,157)	(305,882)	21,852,863

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds' net assets as of the close of the reporting period:

	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3	Total
Putnam RetirementReady 2055 Fund	$4,530,577	$—	$—	$4,530,577
Putnam RetirementReady 2050 Fund	22,784,302	—	—	22,784,302
Putnam RetirementReady 2045 Fund	27,293,636	—	—	27,293,636
Putnam RetirementReady 2040 Fund	53,957,083	—	—	53,957,083
Putnam RetirementReady 2035 Fund	51,451,226	—	—	51,451,226
Putnam RetirementReady 2030 Fund	79,573,196	—	—	79,573,196
Putnam RetirementReady 2025 Fund	57,450,102	—	—	57,450,102
Putnam RetirementReady 2020 Fund	76,311,348	—	—	76,311,348
Putnam RetirementReady 2015 Fund	40,228,750	—	—	40,228,750
Putnam Retirement Income Fund Lifestyle 1	21,546,981	—	—	21,546,981

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

Affiliated transactions

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:

Putnam RetirementReady 2055 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$14,278	$40,722	$27,716	$283	$—	$27,106
Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
Putnam Absolute Return 500 Fund Class Y	51,870	149,739	101,805	817	2,988	98,845
Putnam Absolute Return 700 Fund Class Y	175,966	508,959	347,322	4,030	10,365	336,477
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	1,712,193	5,162,890	3,383,456	34,633	352,441	3,321,149
Putnam Dynamic Asset Allocation Growth Fund Class Y	374,300	1,113,881	736,237	10,823	57,503	725,856
Putnam Money Market Fund Class A	10,938	39,739	29,533	—	—	21,144
Totals	$2,339,545	$7,015,930	$4,626,069	$50,586	$423,297	$4,530,577

Putnam RetirementReady 2050 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$111,507	$308,045	$190,880	$2,450	$—	$227,114
Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
Putnam Absolute Return 500 Fund Class Y	269,987	658,606	426,958	4,236	15,494	496,949
Putnam Absolute Return 700 Fund Class Y	915,748	2,237,025	1,456,656	20,895	53,743	1,691,804
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	7,984,833	19,531,988	12,577,387	152,466	1,551,549	14,217,996
Putnam Dynamic Asset Allocation Growth Fund Class Y	2,836,380	8,477,494	5,049,350	92,738	492,701	6,046,847
Putnam Money Market Fund Class A	55,413	173,694	125,515	5	—	103,592
Totals	$12,173,868	$31,386,852	$19,826,746	$272,790	$2,113,487	$22,784,302

Putnam RetirementReady 2045 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$301,160	$514,633	$322,244	$6,094	$—	$489,529
Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
Putnam Absolute Return 500 Fund Class Y	410,275	593,468	403,195	5,859	21,427	595,044
Putnam Absolute Return 700 Fund Class Y	1,391,798	2,011,485	1,376,363	28,905	74,347	2,025,812
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	9,028,580	13,034,269	9,087,824	151,406	1,540,780	12,277,576
Putnam Dynamic Asset Allocation Growth Fund Class Y	7,290,201	12,714,386	7,748,721	207,796	1,103,981	11,782,974
Putnam Money Market Fund Class A	84,441	168,612	130,352	105	—	122,701
Totals	$18,506,455	$29,036,853	$19,068,699	$400,165	$2,740,535	$27,293,636

Putnam RetirementReady 2040 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$685,738	$2,603,615	$1,664,769	$17,249	$—	$1,613,804
Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
Putnam Absolute Return 500 Fund Class Y	679,393	2,713,701	1,716,378	14,006	51,225	1,658,597
Putnam Absolute Return 700 Fund Class Y	1,902,949	6,633,967	4,353,430	50,982	131,130	4,167,530
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	7,039,686	20,444,545	14,607,392	129,919	1,322,119	12,272,952
Putnam Dynamic Asset Allocation Growth Fund Class Y	14,555,016	55,722,059	35,076,304	514,771	2,734,879	34,001,562
Putnam Money Market Fund Class A	113,705	475,847	346,914	13	—	242,638
Totals	$24,976,487	$88,593,734	$57,765,187	$726,940	$4,239,353	$53,957,083

Putnam RetirementReady 2035 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$898,011	$1,076,751	$681,373	$15,633	$—	$1,283,338
Putnam Absolute Return 300 Fund Class Y	252,857	462,771	237,980	13,570	—	461,555
Putnam Absolute Return 500 Fund Class Y	1,530,315	2,075,580	1,234,447	22,625	82,747	2,348,616
Putnam Absolute Return 700 Fund Class Y	3,364,265	4,428,390	2,687,396	71,184	183,089	5,098,775
Putnam Dynamic Asset Allocation Balanced Fund Class Y	2,054,356	4,037,111	2,100,276	38,571	153,335	4,057,537
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	2,506,864	1,826,045	2,384,350	22,548	229,462	1,857,630
Putnam Dynamic Asset Allocation Growth Fund Class Y	24,011,015	31,061,621	18,615,745	608,952	3,235,254	35,081,897
Putnam Money Market Fund Class A	737,332	1,259,193	734,647	92	—	1,261,878
Totals	$35,355,015	$46,227,462	$28,676,214	$793,175	$3,883,887	$51,451,226

Putnam RetirementReady 2030 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$1,451,700	$3,394,232	$2,121,337	$30,199	$—	$2,705,400
Putnam Absolute Return 300 Fund Class Y	1,323,000	3,844,103	2,214,074	77,159	—	2,861,825
Putnam Absolute Return 500 Fund Class Y	2,472,144	5,783,494	3,621,453	40,510	148,158	4,590,118
Putnam Absolute Return 700 Fund Class Y	5,501,487	12,776,849	8,059,025	130,382	335,353	10,194,948
Putnam Dynamic Asset Allocation Balanced Fund Class Y	12,436,228	34,991,876	21,006,693	240,279	923,752	26,821,806
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	20,113,380	38,635,873	27,981,396	470,096	2,497,529	29,736,603
Putnam Money Market Fund Class A	1,427,959	3,464,969	2,230,432	181	—	2,662,496
Totals	$44,725,898	$102,891,396	$67,234,410	$988,806	$3,904,792	$79,573,196

Putnam RetirementReady 2025 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$1,970,334	$1,594,616	$952,214	$34,846	$—	$2,589,346
Putnam Absolute Return 300 Fund Class Y	2,995,037	3,045,848	1,562,416	139,975	—	4,311,440
Putnam Absolute Return 500 Fund Class Y	3,722,797	3,372,050	1,889,664	54,820	200,494	5,150,597
Putnam Absolute Return 700 Fund Class Y	6,144,068	4,576,172	2,948,311	119,897	308,384	7,772,504
Putnam Dynamic Asset Allocation Balanced Fund Class Y	22,365,779	18,564,491	11,517,840	332,728	1,253,960	29,995,843
Putnam Dynamic Asset Allocation Conservative Fund Class Y	908,964	1,446,993	613,789	21,537	91,714	1,722,350
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	5,225,124	2,530,548	4,277,477	64,410	342,201	3,354,383
Putnam Money Market Fund Class A	1,946,957	1,657,719	1,051,037	210	—	2,553,639
Totals	$45,279,060	$36,788,437	$24,812,748	$768,423	$2,196,753	$57,450,102

Putnam RetirementReady 2020 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$2,161,852	$5,865,673	$3,559,667	$48,864	$—	$4,436,753
Putnam Absolute Return 300 Fund Class Y	4,229,340	12,015,450	7,104,969	235,816	—	8,865,428
Putnam Absolute Return 500 Fund Class Y	6,036,321	18,386,353	10,801,696	117,156	428,478	13,466,630
Putnam Absolute Return 700 Fund Class Y	4,379,034	10,190,121	6,875,409	96,680	248,668	7,673,680
Putnam Dynamic Asset Allocation Balanced Fund Class Y	13,991,767	30,914,987	21,912,781	222,838	787,768	23,332,588
Putnam Dynamic Asset Allocation Conservative Fund Class Y	6,003,926	19,673,430	11,413,573	148,422	607,481	14,116,104
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	—	—	—	—	—	—
Putnam Money Market Fund Class A	2,139,225	5,923,081	3,642,141	234	—	4,420,165
Totals	$38,941,465	$102,969,095	$65,310,236	$870,010	$2,072,395	$76,311,348

Putnam RetirementReady 2015 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$2,265,431	$3,641,099	$2,483,590	$47,634	$—	$3,389,561
Putnam Absolute Return 300 Fund Class Y	5,052,590	8,584,973	5,631,194	261,232	—	7,699,331
Putnam Absolute Return 500 Fund Class Y	7,366,792	12,167,069	8,246,327	123,298	450,943	11,116,791
Putnam Absolute Return 700 Fund Class Y	1,202,669	1,057,723	1,385,423	14,161	36,424	881,728
Putnam Dynamic Asset Allocation Balanced Fund Class Y	2,663,665	2,211,483	3,094,195	26,792	79,576	1,817,107
Putnam Dynamic Asset Allocation Conservative Fund Class Y	8,585,095	14,333,234	9,787,424	166,574	721,943	12,924,953
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	—	—	—	—	—	—
Putnam Money Market Fund Class A	1,727,855	2,523,910	1,852,486	257	—	2,399,279
Totals	$28,864,097	$44,519,491	$32,480,639	$639,948	$1,288,886	$40,228,750

Putnam Retirement Income Fund Lifestyle 1
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$1,729,351	$833,681	$597,750	$29,127	$—	$1,945,570
Putnam Absolute Return 300 Fund Class Y	4,057,707	2,082,657	1,414,388	163,892	—	4,534,954
Putnam Absolute Return 500 Fund Class Y	5,710,914	2,868,677	2,066,607	76,463	279,651	6,450,172
Putnam Absolute Return 700 Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	6,479,527	3,405,342	2,470,708	106,502	434,397	7,335,002
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	—	—	—	—	—	—
Putnam Money Market Fund Class A	1,142,275	582,455	443,448	90	—	1,281,283
Totals	$19,119,774	$9,772,812	$6,992,901	$376,074	$714,048	$21,546,981

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2015